Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Information
Schedule of earnings by reporting segment

2022

	Property and Casualty Insurance and Reinsurance
					Life
	North	Global	International		insurance	Non-		Eliminations
	American	Insurers and	Insurers and		and	insurance	Corporate	and
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	and Other	adjustments	Consolidated
Gross premiums written
External	7,600.9	16,995.6	2,965.2	27,561.7	350.9	—	—	—	27,912.6
Intercompany	49.6	101.0	213.4	364.0	—	—	—	(364.0)	—
	7,650.5	17,096.6	3,178.6	27,925.7	350.9	—	—	(364.0)	27,912.6
Net premiums written	6,457.6	13,506.3	1,963.1	21,927.0	344.7	—	—	—	22,271.7
Net premiums earned
External	6,140.8	12,851.5	1,671.4	20,663.7	342.4	—	—	—	21,006.1
Intercompany	(33.0)	(124.6)	157.6	—	—	—	—	—	—
	6,107.8	12,726.9	1,829.0	20,663.7	342.4	—	—	—	21,006.1
Underwriting expenses(1)	(5,674.8)	(12,067.9)	(1,815.7)	(19,558.4)	(509.7)	—	—	0.5	(20,067.6)
Underwriting profit (loss)	433.0	659.0	13.3	1,105.3	(167.3)	—	—	0.5	938.5
Interest income	249.0	447.8	99.0	795.8	56.4	10.2	11.8	(0.7)	873.5
Dividends	32.0	54.9	16.0	102.9	12.3	24.6	0.6	—	140.4
Investment expenses	(47.0)	(89.4)	(16.2)	(152.6)	(13.1)	(8.2)	(2.8)	124.6	(52.1)
Interest and dividends	234.0	413.3	98.8	746.1	55.6	26.6	9.6	123.9	961.8
Share of profit of associates	239.8	429.3	52.4	721.5	56.4	134.0	102.8	—	1,014.7
Other
Revenue	—	—	—	—	—	5,581.6	—	—	5,581.6
Expenses	—	—	—	—	—	(5,520.9)	—	—	(5,520.9)
	—	—	—	—	—	60.7	—	—	60.7
Operating income (loss)	906.8	1,501.6	164.5	2,572.9	(55.3)	221.3	112.4	124.4	2,975.7
Net gains (losses) on investments	(397.7)	(1,151.1)	(211.1)	(1,759.9)	(306.5)	71.4	261.1	—	(1,733.9)
Gain on sale and consolidation of insurance subsidiaries (note 23)	1,213.2	—	6.5	1,219.7	—	—	—	—	1,219.7
Interest expense	(5.7)	(51.1)	(3.0)	(59.8)	(13.2)	(122.8)	(257.2)	0.2	(452.8)
Corporate overhead and other	(39.8)	(98.9)	(12.1)	(150.8)	(1.4)	—	(19.9)	(124.6)	(296.7)
Pre-tax income (loss)	1,676.8	200.5	(55.2)	1,822.1	(376.4)	169.9	96.4	—	1,712.0
Provision for income taxes									(425.2)
Net earnings									1,286.8

Attributable to:
Shareholders of Fairfax									1,147.2
Non-controlling interests									139.6
									1,286.8
(1)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2022 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
	North	Global	International
	American	Insurers and	Insurers and
	Insurers	Reinsurers	Reinsurers	Total
Loss & LAE - accident year	3,733.4	8,715.7	1,207.3	13,656.4
Commissions	998.3	2,109.5	324.4	3,432.2
Other underwriting expenses	1,020.3	1,263.8	381.9	2,666.0
Underwriting expenses - accident year	5,752.0	12,089.0	1,913.6	19,754.6
Net favourable claims reserve development	(77.2)	(21.1)	(97.9)	(196.2)
Underwriting expenses - calendar year	5,674.8	12,067.9	1,815.7	19,558.4

2021

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-		Eliminations
	American	Insurers and	Insurers and		and	insurance	Corporate	and
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	and Other	adjustments	Consolidated
Gross premiums written
External	6,544.6	14,567.6	2,683.8	23,796.0	114.2	—	—	—	23,910.2
Intercompany	34.2	93.8	169.5	297.5	358.1	—	—	(655.6)	—
	6,578.8	14,661.4	2,853.3	24,093.5	472.3	—	—	(655.6)	23,910.2
Net premiums written	5,319.7	10,755.5	1,734.2	17,809.4	468.7	—	—	—	18,278.1
Net premiums earned
External	5,435.3	9,530.6	1,482.4	16,448.3	109.7	—	—	—	16,558.0
Intercompany	(410.5)	(78.8)	131.2	(358.1)	358.1	—	—	—	—
	5,024.8	9,451.8	1,613.6	16,090.2	467.8	—	—	—	16,558.0
Underwriting expenses(2)	(4,637.9)	(9,077.6)	(1,573.5)	(15,289.0)	(776.8)	—	—	0.3	(16,065.5)
Underwriting profit (loss)	386.9	374.2	40.1	801.2	(309.0)	—	—	0.3	492.5
Interest income	154.4	299.6	66.8	520.8	22.2	3.9	28.2	(6.7)	568.4
Dividends	23.9	37.2	11.6	72.7	7.8	28.5	(0.8)	—	108.2
Investment expenses	(43.2)	(100.1)	(8.5)	(151.8)	(10.7)	(127.1)	(2.8)	256.6	(35.8)
Interest and dividends	135.1	236.7	69.9	441.7	19.3	(94.7)	24.6	249.9	640.8
Share of profit of associates	103.6	184.8	35.7	324.1	16.8	22.3	38.8	—	402.0
Other
Revenue	—	—	—	—	—	5,157.5	—	0.5	5,158.0
Expenses	—	—	—	—	—	(5,092.1)	—	5.2	(5,086.9)
	—	—	—	—	—	65.4	—	5.7	71.1
Operating income (loss)	625.6	795.7	145.7	1,567.0	(272.9)	(7.0)	63.4	255.9	1,606.4
Net gains on investments(1)	518.5	604.1	1,521.9	2,644.5	69.7	266.0	464.9	—	3,445.1
Gain on sale and consolidation of insurance subsidiaries (note 23)	—	68.7	64.8	133.5	—	—	130.5	—	264.0
Interest expense	(8.6)	(50.5)	(2.4)	(61.5)	(7.9)	(140.3)	(305.4)	1.2	(513.9)
Corporate overhead and other	(53.7)	(88.0)	(22.3)	(164.0)	(38.4)	—	50.0	(256.6)	(409.0)
Pre-tax income (loss)	1,081.8	1,330.0	1,707.7	4,119.5	(249.5)	118.7	403.4	0.5	4,392.6
Provision for income taxes									(726.0)
Net earnings									3,666.6

Attributable to:
Shareholders of Fairfax									3,401.1
Non-controlling interests									265.5
									3,666.6
(1)	Includes net gains on deconsolidation of non-insurance subsidiaries primarily related to the deconsolidation of Fairfax India’s subsidiary Privi of $94.9 and Toys “R” Us Canada of $85.7 as described in note 23.
(2)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2021 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
	North	Global	International
	American	Insurers and	Insurers and
	Insurers	Reinsurers	Reinsurers	Total
Loss & LAE - accident year	2,900.3	6,551.6	986.6	10,438.5
Commissions	913.6	1,571.0	289.6	2,774.2
Other underwriting expenses	927.7	1,156.4	347.8	2,431.9
Underwriting expenses - accident year	4,741.6	9,279.0	1,624.0	15,644.6
Net favourable claims reserve development	(103.7)	(201.4)	(50.5)	(355.6)
Underwriting expenses - calendar year	4,637.9	9,077.6	1,573.5	15,289.0

Schedule of investments in associates, segment assets and segment liabilities, and additions to goodwill by reporting segment

	Investments in
	associates		Additions to goodwill		Segment assets		Segment liabilities
	2022	2021	2022	2021	2022	2021	2022	2021
Property and Casualty Insurance and Reinsurance
North American Insurers	1,217.7	801.5	—	—	18,664.9	17,418.7	12,890.0	11,551.5
Global Insurers and Reinsurers	2,893.3	2,168.7	—	16.4	51,634.9	46,849.3	39,086.8	34,266.7
International Insurers and Reinsurers	592.0	415.2	—	—	9,547.2	9,616.9	5,631.9	5,700.7
	4,703.0	3,385.4	—	16.4	79,847.0	73,884.9	57,608.7	51,518.9
Life insurance and Run-off	348.1	272.6	0.4	—	6,087.7	6,669.1	5,289.5	5,781.1
Non-insurance companies	1,378.5	1,379.7	151.6	44.3	8,611.4	7,856.4	4,820.6	4,075.1
Corporate and Other and eliminations and adjustments	1,004.3	1,066.3	—	—	(2,421.0)	(1,765.0)	4,070.5	3,955.0
Consolidated	7,433.9	6,104.0	152.0	60.7	92,125.1	86,645.4	71,789.3	65,330.1

Schedule of net premiums earned by product line

Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty(1)		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Property and Casualty Insurance and Reinsurance - net premiums earned
North American Insurers	1,379.3	1,209.6	4,284.3	3,400.2	444.2	415.0	6,107.8	5,024.8
Global Insurers and Reinsurers	4,895.5	3,876.9	6,866.2	4,856.8	965.2	718.1	12,726.9	9,451.8
International Insurers and Reinsurers	919.9	834.9	615.1	544.3	294.0	234.4	1,829.0	1,613.6
	7,194.7	5,921.4	11,765.6	8,801.3	1,703.4	1,367.5	20,663.7	16,090.2
Life insurance and Run-off(1)	—	8.2	0.5	348.8	341.9	110.8	342.4	467.8
Consolidated net premiums earned	7,194.7	5,929.6	11,766.1	9,150.1	2,045.3	1,478.3	21,006.1	16,558.0
Interest and dividends							961.8	640.8
Share of profit of associates							1,014.7	402.0
Net gains (losses) on investments							(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries (note 23)							1,219.7	264.0
Other revenue							5,581.6	5,158.0
Consolidated income							28,050.0	26,467.9

Distribution of net premiums earned	34.3%	35.8%	56.0%	55.3%	9.7%	8.9%	100.0%	100.0%
(1)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, as described in note 23.

Schedule of net premiums earned by geographic region

Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Property and Casualty Insurance and Reinsurance - net premiums earned
North American Insurers	1,914.1	1,784.9	4,157.5	3,222.1	1.4	1.2	34.8	16.6	6,107.8	5,024.8
Global Insurers and Reinsurers	378.8	293.1	9,337.3	6,671.4	878.1	806.9	2,132.7	1,680.4	12,726.9	9,451.8
International Insurers and Reinsurers	0.6	0.2	122.4	81.8	551.9	438.9	1,154.1	1,092.7	1,829.0	1,613.6
	2,293.5	2,078.2	13,617.2	9,975.3	1,431.4	1,247.0	3,321.6	2,789.7	20,663.7	16,090.2
Life insurance and Run-off(3)	—	—	0.5	358.1	—	—	341.9	109.7	342.4	467.8
Consolidated net premiums earned	2,293.5	2,078.2	13,617.7	10,333.4	1,431.4	1,247.0	3,663.5	2,899.4	21,006.1	16,558.0
Interest and dividends									961.8	640.8
Share of profit of associates									1,014.7	402.0
Net gains (losses) on investments									(1,733.9)	3,445.1
Gain on sale and consolidation of insurance subsidiaries (note 23)									1,219.7	264.0
Other revenue									5,581.6	5,158.0
Consolidated income									28,050.0	26,467.9

Distribution of net premiums earned	10.9%	12.6%	64.9%	62.4%	6.8%	7.5%	17.4%	17.5%	100.0%	100.0%
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and South Korea, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.
(3)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, as described in note 23.

Schedule of revenue and expenses of the non-insurance companies

	Restaurants
	and retail		Fairfax India(1)		Thomas Cook India(2)		Other(3)		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Revenue	1,710.3	1,803.8	216.7	228.2	611.0	249.4	3,043.6	2,876.1	5,581.6	5,157.5
Expenses	(1,582.2)	(1,724.8)	(208.1)	(206.9)	(600.8)	(293.4)	(3,129.8)	(2,867.0)	(5,520.9)	(5,092.1)
Pre-tax income (loss) before interest expense and other(4)	128.1	79.0	8.6	21.3	10.2	(44.0)	(86.2)	9.1	60.7	65.4
Interest and dividends	9.9	7.5	21.4	(102.2)	—	(0.1)	(4.7)	0.1	26.6	(94.7)
Share of profit (loss) of associates	(0.1)	—	132.0	20.2	0.3	(0.1)	1.8	2.2	134.0	22.3
Operating income (loss)	137.9	86.5	162.0	(60.7)	10.5	(44.2)	(89.1)	11.4	221.3	(7.0)
(1)	These results differ from those published by Fairfax India primarily due to Fairfax India’s application of investment entity accounting under IFRS.
(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.
(3)	Included in Expenses is a non-cash goodwill impairment charge on Farmers Edge of $133.4 recognized in 2022.
(4)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Schedule of segmented balance sheet

	December 31, 2022					December 31, 2021
	Property					Property
	and					and
	casualty	Life				casualty	Life
	insurance and	insurance	Non-	Corporate		insurance and	insurance	Non-	Corporate
	reinsurance	and	insurance	and		reinsurance	and	insurance	and
	companies	Run-off	companies	eliminations(4)	Consolidated	companies	Run-off	companies	eliminations(4)	Consolidated
Assets
Holding company cash and investments	316.6	—	—	1,029.2	1,345.8	604.5	—	—	873.8	1,478.3
Insurance contract receivables	8,310.9	28.2	—	(431.6)	7,907.5	7,215.5	7.8	—	(340.1)	6,883.2
Portfolio investments(1)	49,038.8	4,275.4	2,119.3	(1,110.6)	54,322.9	45,061.8	4,963.9	2,252.8	(581.1)	51,697.4
Deferred premium acquisition costs	2,201.3	7.5	—	(38.5)	2,170.3	1,950.6	3.8	—	(30.3)	1,924.1
Recoverable from reinsurers	14,097.9	517.5	—	(1,499.6)	13,115.8	13,060.3	457.6	—	(1,427.4)	12,090.5
Deferred income tax assets	337.3	25.6	54.5	74.7	492.1	268.2	29.0	66.9	158.3	522.4
Goodwill and intangible assets	3,396.8	7.5	2,284.4	0.3	5,689.0	3,579.5	7.5	2,341.2	—	5,928.2
Due from affiliates	206.3	364.1	—	(570.4)	—	231.3	360.2	—	(591.5)	—
Other assets	1,774.0	832.6	4,153.2	321.9	7,081.7	1,746.0	810.0	3,195.5	369.8	6,121.3
Investments in affiliates(2)	167.1	29.3	—	(196.4)	—	167.2	29.3	—	(196.5)	—
Total assets	79,847.0	6,087.7	8,611.4	(2,421.0)	92,125.1	73,884.9	6,669.1	7,856.4	(1,765.0)	86,645.4

Liabilities
Accounts payable and accrued liabilities	2,304.9	263.1	2,430.7	216.5	5,215.2	2,149.9	233.4	2,077.4	524.7	4,985.4
Derivative obligations	113.5	—	58.2	19.3	191.0	72.5	—	47.9	32.5	152.9
Due to affiliates	16.5	0.4	82.4	(99.3)	—	28.8	0.2	135.1	(164.1)	—
Deferred income tax liabilities	225.0	18.5	252.4	0.8	496.7	322.2	72.9	198.5	5.2	598.8
Insurance contract payables	4,839.7	688.4	—	(466.2)	5,061.9	4,208.6	652.0	—	(367.1)	4,493.5
Provision for losses and loss adjustment expenses(3)	37,531.7	4,300.9	—	(1,343.0)	40,489.6	33,381.4	4,806.1	—	(1,295.2)	36,892.3
Provision for unearned premiums(3)	11,844.0	18.2	—	(152.2)	11,710.0	10,564.8	16.5	—	(127.1)	10,454.2
Borrowings	733.4	—	1,996.9	5,894.6	8,624.9	790.7	—	1,616.2	5,346.1	7,753.0
Total liabilities	57,608.7	5,289.5	4,820.6	4,070.5	71,789.3	51,518.9	5,781.1	4,075.1	3,955.0	65,330.1

Equity
Shareholders’ equity attributable to shareholders of Fairfax	20,269.1	798.2	2,100.4	(6,491.5)	16,676.2	19,778.9	888.0	1,782.5	(6,064.3)	16,385.1
Non-controlling interests	1,969.2	—	1,690.4	—	3,659.6	2,587.1	—	1,998.8	344.3	4,930.2
Total equity	22,238.3	798.2	3,790.8	(6,491.5)	20,335.8	22,366.0	888.0	3,781.3	(5,720.0)	21,315.3
Total liabilities and total equity	79,847.0	6,087.7	8,611.4	(2,421.0)	92,125.1	73,884.9	6,669.1	7,856.4	(1,765.0)	86,645.4
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(3)	Included in insurance contract liabilities on the consolidated balance sheet.
(4)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to affiliated primary insurers.